UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:     811-07672

          BlackRock New York Investment Quality Municipal Trust, Inc.
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809
(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock New York Investment Quality Municipal Trust, Inc.

40 East 52nd Street, New York, NY 10022
(Name and address of agent for service)

Registrant's telephone number, including area code:     888-825-2257

Date of fiscal year end:     October 31, 2006
Date of reporting period:     July 31, 2006

Item 1. Schedule of Investments.

The Registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS (unaudited)
JULY 31, 2006

BlackRock New York Investment Quality Municipal Trust (RNY)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			LONG-TERM INVESTMENTS—144.4%
			New York—131.8%
			Albany Indl. Dev. Agcy. RB, New Covenant Charter Sch. Proj.,
NR	$ 95		Ser. A, 7.00%, 5/01/25	05/15 @ 102	$ 93,869
NR	60		Ser. A, 7.00%, 5/01/35	05/15 @ 102	58,463
AAA	1,000		Albany Mun. Wtr. Fin. Auth. Second Resolution RB, Ser. B, 5.00%, 12/01/33, MBIA	06/08 @ 100	1,010,190
AAA	1,000		Convention Ctr. Dev. RB, Hotel Unit Fee Secured, 5.00%, 11/15/44, AMBAC	11/15 @ 100	1,025,320
			Dorm. Auth. RB,
AAA	750		Hosp. Lutheran Med. Proj., 5.00%, 8/01/31, MBIA	02/13 @ 100	770,490
Aa3	1,000		Kateri Residence Proj., 5.00%, 7/01/22	07/13 @ 100	1,021,040
AA	500		Mem. Sloan Kettering Proj., Ser. 1, 5.00%, 7/01/35	07/16 @ 100	512,950
BB+	1,000		Mount Sinai Hlth. Proj., Ser. A, 6.50%, 7/01/25	07/10 @ 101	1,066,600
AAA	1,005		St. Univ. Edl. Fac. Proj., 5.25%, 5/15/15, AMBAC	No Opt. Call	1,086,576
A+	1,000	[3]	Univ. of Rochester Proj., Ser. B, 5.625%, 7/01/09	N/A	1,060,480
AA-	925		Liberty Dev. Corp. RB, 5.25%, 10/01/35	No Opt. Call	1,013,060
AA-	2,100		Madison Cnty. Indl. Dev. Agcy. Civic Fac. RB, Colgate Univ. Proj., Ser. B, 5.00%, 7/01/23	07/13 @ 100	2,184,462
AAA	1,000	[3]	Nassau Cnty. GO, Ser. U, 5.25%, 11/01/06, AMBAC	N/A	1,023,710
			New York City GO,
AA-	990	[3]	Ser. A, 6.00%, 5/15/10	N/A	1,075,694
AA-	10		Ser. A, 6.00%, 5/15/30	05/10 @ 101	10,719
AA	1,000		New York City Hsg. Dev. Corp. Multi. Fam. Hsg. RB, Ser. A, 5.25%, 5/01/30	05/14 @ 100	1,034,630
			New York City Indl. Dev. Agcy. RB,
B	950		American Airlines, JFK Intl. Arpt. Proj., 7.625%, 8/01/25	08/16 @ 101	1,094,068
B	300		American Airlines, JFK Intl. Arpt. Proj., 7.75%, 8/01/31	08/16 @ 101	345,093
BBB-	500		Liberty Interactive Corp. Proj., 5.00%, 9/01/35	09/15 @ 100	492,685
			New York City Mun. Wtr. Fin. Auth. Wtr. & Swr. Sys. RB,
AAA	1,000		Ser. B, 5.00%, 6/15/36, FSA	12/14 @ 100	1,033,780
AA+	1,000		Ser. C, 5.125%, 6/15/33	06/11 @ 101	1,037,080
			New York City Transl. Fin. Auth. RB,
AAA	815	[3]	Ser. B, 6.00%, 5/15/10	N/A	887,054
AAA	185	[3]	Ser. B, 6.00%, 5/15/10	N/A	201,356
AAA	1,000	[3]	Ser. B, 6.00%, 5/15/10	N/A	1,088,410
Caa2	1,000		Port Auth. of NY & NJ RB Contl./Eastn. LaGuardia Proj., 9.125%, 12/01/15	09/06 @ 100	1,019,630
AAA	2,000		Sales Tax Asset Receivable Corp. RB, Ser. A, 5.00%, 10/15/32, AMBAC	10/14 @ 100	2,069,200
BBB-	115		Suffolk Cnty. Indl. Dev. Agcy. RB, Jeffersons Ferry Proj., 5.00%, 11/01/28	11/16 @ 100	115,446
			Triborough Brdg. & Tunl. Auth. RB,
AAA	845	[3]	Ser. A, 5.00%, 1/01/12, MBIA	N/A	894,999
AAA	155		Ser. A, 5.00%, 1/01/32, MBIA	01/12 @ 100	159,428
AAA	1,000	[3]	Urban Dev. Corp. RB, Correctional Facs. Proj., 5.70%, 1/01/07, MBIA	N/A	1,027,930

					25,514,412

			Puerto Rico—12.6%
BBB	500		Children’s Trust Fund Tobacco Settlement RB, 5.625%, 5/15/43	05/12 @ 100	514,100
BBB-	800		Indl. Tourist Edl. RB, Ana G. Mendez Univ. Sys. Proj., 5.00%, 3/01/26	03/16 @ 100	800,568
Aaa	745	[3]	Pub. Fin. Corp. RB, Ser. E, 5.50%, 2/01/12	N/A	806,120
BBB	315		Pub. Impvt. GO, Ser. A, 5.00%, 7/01/34	07/14 @ 100	316,622

					2,437,410

			Total Long-Term Investments (cost $26,689,523)		27,951,822

			SHORT-TERM INVESTMENTS—2.8%
			New York—1.0%
A-1+	200	[4]	Triborough Brdg. & Tunl. Auth. RB, 3.64%, 8/03/06, FRWD	N/A	200,000

1

BlackRock New York Investment Quality Municipal Trust (RNY) (continued)

	Principals
	Amount		Option Call
Rating[1]	(000)	Description	Provisions[2]	Value

		Money Market Funds—1.8%
NR	350	AIM Tax Free Investment Co. Cash Reserve Portfolio	N/A	$ 350,000

		Total Short-Term Investments (cost $550,000)		550,000

		Total Investments—147.2% (cost $27,239,5235)		$28,501,822
		Other assets in excess of liabilities—3.4%		661,380
		Preferred shares at redemption value, including dividends payable—(50.6)%		(9,800,873)

		Net Assets—100%		$19,362,329

[1]	Using the highest of Standard & Poor’s, Moody’s Investment Services or Fitch’s ratings.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]	This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
[4]	For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. Rate shown is rate as of July 31, 2006.
[5]	Cost for Federal income tax purposes is $27,233,481. The net unrealized appreciation on a tax basis is $1,268,341, consisting of $1,291,868 gross unrealized appreciation and $23,527 gross unrealized depreciation.

KEY TO ABBREVIATIONS

AMBAC	—	American Municipal Bond Assurance Corp.	GO	—	General Obligation
FRWD	—	Floating Rate Weekly Demand	MBIA	—	Municipal Bond Insurance Assoc.
FSA	—	Financial Security Assurance	RB	—	Revenue Bond

See Notes to Financial Statements.

2

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the Registrant’s Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     BlackRock New York Investment Quality Municipal Trust, Inc.

By:     /s/ Henry Gabbay
Name: Henry Gabbay
Title: Treasurer and Principal Financial Officer
Date: September 27, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:     /s/ Robert S. Kapito
Name: Robert S. Kapito
Title: President and Principal Executive Officer
Date: September 27, 2006

By:     /s/ Henry Gabbay
Name: Henry Gabbay
Title: Treasurer and Principal Financial Officer
Date: September 27, 2006